Capital Stock (Narrative) (Details)									12 Months Ended
	Nov. 30, 2022 CAD ($) shares	Nov. 07, 2022 CAD ($) shares	Nov. 01, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) shares	Oct. 24, 2022 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Aug. 22, 2022 CAD ($) $ / shares shares	Mar. 05, 2021 CAD ($) $ / shares shares	Jan. 31, 2023 CAD ($) Share $ / shares shares	Jan. 31, 2022 CAD ($) Share $ / shares shares	Jan. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares									122,051,292
Number of shares outstanding | shares									122,051,292	109,051,292	101,717,973
Proceeds from issuance of units									$ 495,000	$ 1,090,085
Share issue related cost									33,200	$ 3,770
Number of share options exercised | Share										3,968,750
Exercise price of share options exercised | $ / shares										$ 0.15
Proceeds from exercise of options									$ 0	$ 595,313
Number of shares issued for services | shares	200,000	1,000,000		200,000	300,000	200,000	1,200,000		250,000
Fair value of shares issued for services	$ 7,000	$ 50,000		$ 9,000	$ 15,000	$ 12,000	$ 72,000		$ 36,250
Exercise of options										595,313
Share subscriptions received									$ 50,000	0
Number of shares issued for subscription | shares									1,000,000
Par value per share | $ / shares									$ 0.05
Share-based payment reserve [Member]
Disclosure of classes of share capital [line items]
Exercise of options										$ (361,284)
Warrant reserve [Member]
Disclosure of classes of share capital [line items]
Share issue related cost									$ 8,632
Option Exercise One [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share									3,968,750
Exercise price of share options exercised | $ / shares									$ 0.15
Proceeds from exercise of options									$ 595,313
Option Exercise One [Member] | Share-based payment reserve [Member]
Disclosure of classes of share capital [line items]
Exercise of options									$ 361,284
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares								3,114,569
Units issued price per unit | $ / shares								$ 0.35
Proceeds from issuance of units								$ 1,090,085
Exercise price of warrants exercisable | $ / shares								$ 0.5
Term of warrants								24 months
Expected dividend yield of warrants granted								0.00%
Risk free interest rate, warrants granted								0.29%
Expected volatility of warrans granted								131.00%
Expected life of warrants granted								2 years
Fair value of warrants issued								$ 394,681
Fair value of common shares issued								695,404
Share issue related cost								$ 3,770
Private Placement [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares							8,300,000
Units issued price per unit | $ / shares							$ 0.05
Proceeds from issuance of units							$ 415,000
Exercise price of warrants exercisable | $ / shares							$ 0.1
Term of warrants							24 months
Expected dividend yield of warrants granted							0.00%
Risk free interest rate, warrants granted							3.49%
Expected volatility of warrans granted							101.42%
Expected life of warrants granted							2 years
Fair value of common shares issued							$ 331,170
Share issue related cost							33,200
Private Placement [Member] | Final Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares			1,600,000
Units issued price per unit | $ / shares			$ 0.05
Proceeds from issuance of units			$ 80,000
Exercise price of warrants exercisable | $ / shares			$ 0.1
Term of warrants			24 months
Expected dividend yield of warrants granted			0.00%
Risk free interest rate, warrants granted			3.91%
Expected volatility of warrans granted			102.40%
Expected life of warrants granted			2 years
Fair value of common shares issued			$ 68,792
Private Placement [Member] | Warrant reserve [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants issued							$ 83,830
Number of warrants issued | shares							4,150,000
Private Placement [Member] | Warrant reserve [Member] | Final Tranche [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants issued			$ 11,208
Number of warrants issued | shares			800,000